UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sands Capital Management, LLC
Address: 1101 Wilson Blvd.
         Suite 2300
         Arlington, VA  22209

13F File Number:  28-05734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert C. Hancock
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-562-4000

Signature, Place, and Date of Signing:

     Robert C. Hancock     Arlington, VA     May 14, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01190                      Russell Investment Co.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $ 22,336,308(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER              VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3D SYSTEMS CORP			     COM	88554D205     7601   322910  SH 	SOLE		    243810	  0    79100
ABB LTD ADR			     ADR	000375204    34107  1671100  SH 	SOLE		   1164100	  0   507000
ALEXION PHARMACEUTICALS INC	     COM	015351109   849792  9151320  SH 	SOLE		   6283745	  0  2867575
ALLERGAN			     COM	018490102   649610  6807193  SH 	SOLE		   4695215	  0  2111978
AMAZON.COM			     COM	023135106  1402334  6924762  SH 	SOLE		   4785973	  0  2138789
ANSYS INC			     COM	03662Q105    11889   182855  SH 	SOLE		    138455	  0    44400
APPLE				     COM	037833100  2002088  3339318  SH 	SOLE		   2307405	  0  1031913
ARM HOLDINGS PLC - ADR		     ADR	042068106    15703   555085  SH 	SOLE		    419385	  0   135700
ASML ADR			     ADR	N07059186   675906 13480384  SH 	SOLE		   9300374	  0  4180010
ATHENAHEALTH, INC		     COM	04685W103   227438  3068507  SH 	SOLE		   2119347	  0   949160
BAIDU INC - ADR			     ADR	056752108     9404    64515  SH 	SOLE		     48415	  0    16100
BIOMARIN PHARMACEUTICAL INC.	     COM	09061G101    53454  1560700  SH 	SOLE		   1094200	  0   466500
CERNER CORP			     COM	156782104   300693  3948178  SH 	SOLE		   2719113	  0  1229065
CHARLES SCHWAB			     COM	808513105   112715  7843800  SH 	SOLE		   5202280	  0  2641520
CISCO SYSTEMS			     COM	17275R102      296    14000  SH 	SOLE		      7500	  0     6500
COACH, INC.			     COM	189754104   475521  6153227  SH 	SOLE		   4242847	  0  1910380
CONCUR TECHNOLOGIES INC		     COM	206708109    10647   185544  SH 	SOLE		    140460	  0    45084
F5 NETWORKS INC			     COM	315616102   712099  5276374  SH 	SOLE		   3631903	  0  1644471
FLIR SYSTEMS INC		     COM	302445101     9317   368130  SH 	SOLE		    277930	  0    90200
FMC TECHNOLOGIES		     COM	30249U101   580879 11520806  SH 	SOLE		   7923735	  0  3597071
GOOGLE			            CL A	38259P508  1416412  2208864  SH 	SOLE		   1531848	  0   677016
INTERCONTINENTAL EXCHANGE	     COM	45865V100   558990  4067749  SH 	SOLE		   2795573	  0  1272176
INTUITIVE SURGICAL		     COM	46120E602   637912  1177502  SH 	SOLE		    814326	  0   363176
IPG PHOTONICS CORP		     COM	44980X109    13760   264360  SH 	SOLE		    199660	  0    64700
LAS VEGAS SANDS			     COM	517834107   720941 12522863  SH 	SOLE		   8628563	  0  3894300
MERCADOLIBRE			     COM	58733R102    94805   969475  SH 	SOLE		    683375 	  0   286100
NATIONAL OILWELL VARCO		     COM	637071101   663202  8345309  SH 	SOLE		   5765444	  0  2579865
NETFLIX INC			     COM	64110L106   436428  3793709  SH 	SOLE		   2619801	  0  1173908
NETSUITE INC			     COM	64118Q107    18175   361400  SH 	SOLE		    272900	  0    88500
NEW ORIENTAL EDUCATION ADR	     ADR	647581107    63702  2319820  SH 	SOLE		   1643520	  0   676300
NIKE				    CL B	654106103   712175  6567461  SH 	SOLE		   4518191	  0  2049270
OPENTABLE INC			     COM	68372A104     8634   213355  SH 	SOLE		    167930	  0    45425
PRAXAIR, INC.			     COM	74005P104   668686  5832920  SH 	SOLE		   4027390	  0  1805530
PRICELINE.COM INC		     COM	741503403   767129  1069170  SH 	SOLE		    735124	  0   334046
QUALCOMM			     COM	747525103  1223031 17969899  SH 	SOLE		  12420664	  0  5549235
REGENERON PHARMACEUTICALS	     COM	75886F107   672562  5767122  SH 	SOLE		   3958587	  0  1808535
SALESFORCE.COM			     COM	79466L302  1530700  9906804  SH 	SOLE		   6856449	  0  3050355
SCHLUMBERGER			     COM	806857108   657863  9407444  SH 	SOLE		   6505919	  0  2901525
SOUTHWESTERN ENERGY COMPANY	     COM	845467109   304059  9936554  SH 	SOLE		   6836464	  0  3100090
STARBUCKS			     COM	855244109   740685 13252557  SH 	SOLE		   9113477	  0  4139080
VISA INC			     COM	92826C839  1695955 14372499  SH 	SOLE		   9928817	  0  4443682
WW GRAINGER INC			     COM	384802104   589005  2741983  SH 	SOLE		   1890288	  0   851695










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